Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases
Cash outflow for leases	$ 209	$ 112	$ 342	$ 399
Cash outflow for short-term and low-value leases	51	80	102	139
Total cash outflow for leases	$ 260	$ 192	$ 444	$ 538